Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

	At December 31,
	2023	2024	2025
	(in thousands)
Components	$4,706	$2,445	$3,472
Finished goods	4,559	3,679	4,019
Total inventories at cost	$9,265	$6,124	$7,491
Provision for slow-moving or damaged components	$1,065	$1,468	$1,791
Provision for slow-moving or damaged finished goods	1,865	1,782	1,767
Total provision for slow-moving or damaged inventory	$2,930	$3,250	$3,558
Components, net	$3,641	$977	$1,681
Finished goods, at the lower of cost and net realizable value	2,694	1,897	2,252
Total net inventories	$6,335	$2,874	$3,933